Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details 2)	12 Months Ended
	Dec. 31, 2012 Mcfe item	Dec. 31, 2011 Mcfe	Dec. 31, 2010 Mcfe
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
Period of average pricing considered to calculate estimated proved reserves	12 months
Number of offset locations away from productive wells for proved undeveloped reserves	1
Scheduled drilling period for proved undeveloped reserves	5 years
Proved developed and undeveloped reserves:
Balance at the beginning of the period	5,017,000,000	3,231,000,000	1,141,000,000
Revisions	222,000,000	(352,000,000)	253,000,000
Extensions, discoveries and other additions	1,951,000,000	1,982,000,000	1,712,000,000
Production	(87,000,000)	(89,000,000)	(47,000,000)
Purchase of reserves		66,000,000	172,000,000
Sale of reserves in place	(2,174,000,000)	(1,000,000)
Balance at the end of the period	4,929,000,000	5,017,000,000	3,231,000,000
Oil and Gas Reserves
Proved developed reserves	1,047,000,000	844,000,000	457,000,000
Proved undeveloped reserves	3,882,000,000	4,173,000,000	2,774,000,000
Natural gas
Proved developed and undeveloped reserves:
Balance at the beginning of the period	3,931,000	2,543,000	1,130,000
Revisions	198,000	(223,000)	38,000
Extensions, discoveries and other additions	1,242,000	1,644,000	1,248,000
Production	(87,000)	(84,000)	(45,000)
Purchase of reserves		52,000	172,000
Sale of reserves in place	(1,590,000)	(1,000)
Balance at the end of the period	3,694,000	3,931,000	2,543,000
Oil and Gas Reserves
Proved developed reserves	828,000	718,000	400,000
Proved undeveloped reserves	2,866,000	3,213,000	2,143,000
NGLS
Proved developed and undeveloped reserves:
Balance at the beginning of the period	164	104
Revisions	4	(28)	35
Extensions, discoveries and other additions	115	87	69
Production		(1)
Purchase of reserves		2
Sale of reserves in place	(80)
Balance at the end of the period	203	164	104
Oil and Gas Reserves
Proved developed reserves	36	19	9
Proved undeveloped reserves	167	145	95
Oil and condensate
Proved developed and undeveloped reserves:
Balance at the beginning of the period	17	10	1
Revisions		7	1
Extensions, discoveries and other additions	3		8
Sale of reserves in place	(17)
Balance at the end of the period	3	17	10
Oil and Gas Reserves
Proved developed reserves	1	2	1
Proved undeveloped reserves	2	15	10
D&M, Ryder Scott, or Wright & Co
Oil and gas reserves
Percentage of proved reserves prepared			99.00%